SEGMENTS	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENTS	SEGMENTS
Accounting for the anticipated exit from the Fresh Vegetables division, Dole has the following three reportable segments, which align with the manner in which the business is managed: Fresh Fruit, Diversified Fresh Produce – Europe, the Middle East and Africa (“Diversified Fresh Produce – EMEA”) and Diversified Fresh Produce – Americas & ROW. The Company’s reportable segments are based on (i) financial information reviewed by the Chief Operating Decision Maker (“CODM”), defined as the Chief Executive Officer (“CEO”) and Chief Operating Officer (“COO”), (ii) internal management and related reporting structures and (iii) the basis upon which the CODM assesses performance and allocates resources.
Fresh Fruit: The Fresh Fruit reportable segment primarily sells bananas and pineapples which are sourced from local growers or Dole-owned and leased farms, predominately located in Latin America, and sold throughout North America, Europe, Latin America and Asia. This segment also operates a commercial cargo business, which offers available capacity to transport third party cargo on company-owned vessels that are primarily used internally for transporting bananas and pineapples between Latin America, North America and Europe.
Diversified Fresh Produce – EMEA: The Diversified Fresh Produce – EMEA reportable segment includes Dole’s Irish, Dutch, Spanish, Portuguese, French, Italian, United Kingdom (“U.K.”), Swedish, Danish, South African, Czech, Slovakian, Polish, German and Brazilian businesses, the majority of which sell a variety of imported and local fresh fruits and vegetables through retail, wholesale and, in some instances, food service channels across the European marketplace.
Diversified Fresh Produce – Americas & ROW: The Diversified Fresh Produce – Americas & ROW reportable segment includes Dole’s United States (“U.S.”), Canadian, Mexican, Chilean, Peruvian and Argentinian businesses, all of which market globally and locally sourced fresh produce from third-party growers or Dole-owned farms through retail, wholesale and food service channels globally.
Segment performance is evaluated based on a variety of factors, of which revenue and adjusted earnings before interest expense, income taxes and depreciation and amortization (“Adjusted EBITDA”) are the primary financial measures reviewed by the CODM. Management does not use assets by segment to evaluate performance or allocate resources. Therefore, assets by segment are not disclosed.
All transactions between reportable segments are eliminated in consolidation.
Adjusted EBITDA is reconciled below to net income by (1) adding the income or subtracting the loss from discontinued operations, net of income taxes; (2) subtracting the income tax expense or adding the income tax benefit; (3) subtracting interest expense; (4) subtracting depreciation charges; (5) subtracting amortization charges on intangible assets; (6) subtracting mark to market losses or adding mark to market gains related to unrealized impacts from certain derivative instruments and foreign currency denominated borrowings, realized impacts on noncash settled foreign currency denominated borrowings, net foreign currency impacts on liquidated entities and fair value movements on contingent consideration; (7) other items which are separately stated based on materiality, which, during the three and six months ended June 30, 2024 and June 30, 2023, included adding or subtracting asset write-downs from extraordinary events, net of insurance proceeds, adding the gain or subtracting the loss on the disposal of business interests, adding the gain or subtracting the loss on asset sales for assets held for sale and actively marketed property, subtracting impairment charges on goodwill and subtracting costs incurred for the cyber-related incident; and (8) the Company’s share of these items from equity method investments.
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$851,451	$839,043	$1,675,680	$1,637,953
Diversified Fresh Produce — EMEA	944,851	915,629	1,798,449	1,713,729
Diversified Fresh Produce — Americas & ROW	356,057	417,645	832,939	840,396
Total segment revenue	2,152,359	2,172,317	4,307,068	4,192,078
Intersegment revenue	(28,268)	(31,143)	(61,603)	(61,737)
Total consolidated revenue, net	$2,124,091	$2,141,174	$4,245,465	$4,130,341

Segment Adjusted EBITDA:
Fresh Fruit	$70,619	$65,816	$140,054	$135,027
Diversified Fresh Produce — EMEA	42,695	42,603	68,654	66,009
Diversified Fresh Produce — Americas & ROW	12,107	14,262	26,812	22,032
Adjustments:
Income tax expense	(25,460)	(16,593)	(59,861)	(27,587)
Interest expense	(18,788)	(19,748)	(36,736)	(41,460)
Depreciation	(22,388)	(23,142)	(44,236)	(47,445)
Amortization of intangible assets	(1,886)	(2,574)	(4,159)	(5,190)
Mark to market gains (losses)	2,214	(1,035)	5,084	(1,857)
Gain (loss) on asset sales	—	10,387	(31)	14,554
Gain on disposal of business	1,995	—	75,945	—
Cyber-related incident	—	(571)	—	(5,321)
Impairment of goodwill	—	—	(36,684)	—
Other items	(74)	(190)	1,726	(863)
Items in equity method earnings:
Dole's share of depreciation	(1,491)	(1,903)	(3,471)	(3,664)
Dole's share of amortization	(550)	(645)	(1,103)	(1,256)
Dole's share of income tax expense	(1,694)	(2,172)	(2,261)	(2,656)
Dole's share of interest expense	(911)	(750)	(1,861)	(2,059)
Dole's share of other items	(341)	—	(338)	470
Income from continuing operations	56,047	63,745	127,534	98,734
Income (loss) from discontinued operations, net of income taxes	32,018	(11,438)	25,967	(25,944)
Net income	$88,065	$52,307	$153,501	$72,790